QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

 REGISTERED MANAGEMENT INVESTMENT COMPANIES

811-22172

Investment Company Act file number

WORLD FUNDS TRUST

(Exact name of registrant as specified in charter)

 8730 STONY POINT PARKWAY, SUITE 205, RICHMOND, VA 23235

 (Address of principal executive offices) (Zip code)

The Corporation Trust Co., Corporation Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and address of agent for service)

With copy to:

PractusTM LLP

11300 Tomahawk Creek Parkway, Ste. 310

Leawood, KS  66211

 (804) 267-7400

 Registrant's telephone number, including area code:

Date of fiscal year end: 3/31

 Date of reporting period: 12/31/2019

ITEM 1. SCHEDULE OF INVESTMENTS

RULE ONE FUND
SCHEDULE OF INVESTMENTS
December 31, 2019 (unaudited)

		Shares	Fair Value
14.46%	COMMON STOCKS

5.29%	CONSUMER DISCRETIONARY
	Gildan Activewear Inc.	34,000	$1,004,020
	Sturm, Ruger & Co., Inc.	51,947	2,443,068
			3,447,088
4.68%	FINANCIALS
	Bank OZK	100,000	3,050,500

2.25%	INDUSTRIALS
	The Boeing Co.	4,500	1,465,920

2.24%	INFORMATION TECHNOLOGY
	Cognizant Technology Solutions Corp. Class A	23,500	1,457,470

14.46%	TOTAL COMMON STOCKS		9,420,978

84.43%	MONEY MARKET FUNDS
	Federated Government Obligations Fund Institutional Class 1.49%*	55,018,017	55,018,017

98.89%	TOTAL INVESTMENTS		64,438,995
1.11%	Other assets, net of liabilities		723,171
100.00%	NET ASSETS		$65,162,166

* Effective 7 day yield as of December 31, 2019

RULE ONE FUND
SCHEDULE OF OPTIONS WRITTEN
December 31, 2019 (unaudited)

-0.05%	OPTIONS WRITTEN

-0.05%	PUT OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	Bank OZK	50	$(152,525)	$25.00	2/21/2020	$(1,150)
	The Boeing Co.	45	(1,465,920)	330.00	1/3/2020	(23,400)
	The Goldman Sachs Group, Inc.	65	(1,494,545)	225.00	1/10/2020	(7,865)
	Ulta Beauty, Inc.	60	(1,518,840)	247.50	1/3/2020	(3,000)
	TOTAL PUT OPTIONS WRITTEN
						(35,415)

-0.05%	TOTAL OPTIONS WRITTEN					$(35,415)

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investment as of December 31, 2019:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$9,420,978	$—	$—	$9,420,978
Money Market Funds	55,018,017	—	—	55,018,017
Total Investments	$64,438,995	$—	$—	$64,438,995
Options Written	$(35,415)	$—	$—	$(35,415)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2019.

At December 31, 2019 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $64,417,170 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$170,111
Gross unrealized depreciation	(148,286)
Net unrealized appreciation	$21,825

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as conducted within 90 days of the filing of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s most recent fiscal quarter that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

Exhibit No.   Description of Exhibit

99.1   Certification of Principal Executive Officer

99.2   Certification of Principal Financial Officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) World Funds Trust

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	February 24, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Karen Shupe
Karen Shupe
Principal Executive Officer

Date:	February 24, 2020

By:	/s/ Ann MacDonald
Ann MacDonald
Principal Financial Officer

Date:	February 24, 2020